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APPENDIX I

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24 F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

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
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1.   Name and address of issuer:                                                Mellon Institutional Funds Investment Trust
                                                                                One Boston Place, 24th Floor
                                                                                Boston, MA  02108
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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of the securities of the issuer check the box but do not list series or classes):[ ]

3.   The Boston Company Large Cap Core Fund                                     The Boston Company Small/Mid Cap Growth Fund
     The Boston Company Small Cap Growth Fund                                   The Boston Company International Small Cap
     The Boston Company Small Cap Tax-Sensitive Equity Fund                     The Boston Company Small Cap Value Fund
     Standish Mellon Intermediate Tax-Exempt Bond Fund                          The Boston Company International Core Equity Fund
     Standish Mellon Massachusetts Intermediate Tax-Exempt Bond                 The Boston Company World ex-US Value Fund
     Fund




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4.   Investment Company Act File Number: 811-4813

     Securities Act File Number:  33-8214
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4(a)   Last day of fiscal year for which this Form is filed: September 30, 2005
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4(b)   [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
       (See instruction A.2)

Note:  If the Form is being filed late, interest must be paid on the registration fee due.
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4(c)   [ ] Check box if this is the last time the issuer will be filing this Form.
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

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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                                                            $613,209,981
                                                                                                              ------------

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                                     $155,894,831
                                                                                    ------------

     (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
            Commission:                                                             $ 11,353,970

     (iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                  $167,248,801
                                                                                                              ------------

     (v)    Net sales--if item 5(i) is greater than item 5(iv)
            [subtract item 5(iv) from Item 5(i)]                                                              $445,961,180
                                                                                                              ------------

     -------------------------------------------------------------------------------------------------
     (vi)   Redemption credits available for use in future years                    $0
            - if Item 5(i) is less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]
     -------------------------------------------------------------------------------------------------

     (vii)  Multiplier for determining registration fee (See
            Instruction C.9)                                                                                  x  0.0001177
                                                                                                              ------------

     (viii) Registration fee due [multiply Item 5(v) by Item                                                  $  52,489.63
            5(vii)] (enter "0" if no fee is due):                                                             ------------

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
     Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ___-0-___ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     _____-0-____.
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7.   Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                                              +$      -0-
                                                                                                              ------------
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8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                              =$52,489.63
                                                                                                              ------------
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9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Deliver

                         [x] Wire Transfer
                         [ ] Mail or other means
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

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/s/STEVEN M. ANDERSON
                         ---------------------------------
                            Steven M. Anderson, Treasurer

Date:  December 15, 2005
*Please print the name and title of the signing officer below the signature.